Document and Entity Information	May 15, 2023
Details
Registrant CIK	0001360442
Registrant Name	Cannabis Sativa, Inc.
SEC Form	8-K
Period End date	May 15, 2023
Tax Identification Number (TIN)	20-1898270
Emerging Growth Company	true
Ex Transition Period	false
Entity Incorporation, State or Country Code	NV
Entity File Number	000-53571
Entity Address, Address Line One	450 Hillside
Entity Address, Address Line Two	Dr. #A224
Entity Address, City or Town	Mesquite
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89027
City Area Code	702
Local Phone Number	763-3123
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false